Policyholder Account Balances - Successor (Tables)	12 Months Ended
Dec. 31, 2016
Policyholder Account Balances

As of December 31, 2016 and 2015, policyholders’ account balances consisted of the following:

($ in thousands)	December 31, 2016	December 31, 2015
Interest-sensitive life contracts	$5,370,563	$5,210,152
Individual annuities	5,298,452	5,896,019
Funding agreements	255,200	—
Other	11,157	14,394

Total policyholders’ account balances	$10,935,372	$11,120,565